UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund
Class A: ROBAX)
(Class C: ROBCX)
(Institutional Class: ROBNX)

SEMI-ANNUAL REPORT
June 30, 2015

Robinson Tax Advantaged Income Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	11
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Tax Advantaged Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 96.2%
146,213	AllianceBernstein National Municipal Income Fund, Inc.	$1,931,474
84,948	BlackRock Investment Quality Municipal Trust, Inc.	1,234,294
60,708	BlackRock Long-Term Municipal Advantage Trust	655,646
3,866	BlackRock Muni Intermediate Duration Fund, Inc.	52,578
45,162	BlackRock Municipal Income Trust	608,332
79,487	BlackRock MuniEnhanced Fund, Inc.	883,101
40,296	BlackRock MuniHoldings Fund II, Inc.	578,651
18,870	BlackRock MuniVest Fund II, Inc.	280,220
97,232	BlackRock MuniYield Fund, Inc.	1,345,691
22,783	BlackRock MuniYield Quality Fund II, Inc.	287,066
40,271	Deutsche Municipal Income Trust	507,817
3,615	Dreyfus Municipal Bond Infrastructure Fund, Inc.	42,042
255,738	Dreyfus Strategic Municipal Bond Fund, Inc.	1,961,511
217,056	Dreyfus Strategic Municipals, Inc.	1,714,742
36,451	Eaton Vance Municipal Bond Fund	443,609
43,421	Eaton Vance Municipal Bond Fund II	524,092
112,210	Eaton Vance Municipal Income Trust	1,403,747
24,247	Federated Premier Municipal Income Fund	336,306
173,169	Invesco Advantage Municipal Income Trust II	1,899,664
58,030	Invesco Municipal Opportunity Trust	707,966
147,636	Invesco Municipal Trust	1,774,585
89,205	Invesco Quality Municipal Income Trust	1,054,403
116,754	Invesco Trust for Investment Grade Municipals	1,481,608
146,801	MFS Municipal Income Trust	943,930
41,018	Nuveen AMT-Free Municipal Income Fund	522,569
132,457	Nuveen Dividend Advantage Municipal Fund 2	1,776,248
33,038	Nuveen Municipal Advantage Fund, Inc.	429,494
27,565	Nuveen Municipal Market Opportunity Fund, Inc.	355,589
69,323	Nuveen Municipal Opportunity Fund, Inc.	943,486
126,614	Nuveen Performance Plus Municipal Fund, Inc.	1,776,394
52,072	Nuveen Premium Income Municipal Fund 2, Inc.	691,516
84,571	Nuveen Premium Income Municipal Fund 4, Inc.	1,106,189
69,799	Nuveen Premium Income Municipal Fund, Inc.	917,159
122,397	Nuveen Quality Income Municipal Fund, Inc.	1,632,776
107,603	PIMCO Municipal Income Fund II	1,235,283
184,882	PIMCO Municipal Income Fund III	1,968,993
75,775	Pioneer Municipal High Income Advantage Trust	945,672
150,644	Pioneer Municipal High Income Trust	1,825,805
253,370	Putnam Managed Municipal Income Trust	1,791,326

	TOTAL CLOSED-END FUNDS (Cost $42,895,622)	40,571,574

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.4%
$573,121	UMB Money Market Fiduciary, 0.01%[1]	$573,121

	TOTAL SHORT-TERM INVESTMENTS (Cost $573,121)	573,121

	TOTAL INVESTMENTS – 97.6% (Cost $43,468,743)	41,144,695
	Other Assets in Excess of Liabilities – 2.4%	1,012,436

	TOTAL NET ASSETS – 100.0%	$42,157,131

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)

(75)	U.S. 5 Year Treasury Note	September 2015	$(8,948,804)	$(8,944,336)	$4,468
(17)	U.S. 2 Year Treasury Note	September 2015	(3,716,274)	(3,721,937)	$(5,663)
(85)	U.S. 10 Year Treasury Note	September 2015	(10,799,114)	(10,724,610)	74,504
(60)	U.S. Treasury Long Bond	September 2015	(9,221,950)	(9,050,625)	171,325

TOTAL FUTURES CONTRACTS			$(32,686,142)	$(32,441,508)	$244,634

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets

Closed-End Funds	96.2%
Short-Term Investments	1.4%
Total Investments	97.6%
Other Assets in Excess of Liabilities	2.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $43,468,743)	$41,144,695
Cash deposited with brokers for futures contracts	469,376
Receivables:
Unrealized appreciation on futures contracts	250,297
Fund shares sold	756,059
Dividends and interest	105,544
Prepaid offering costs	9,591
Prepaid expenses	34,069
Total assets	42,769,631

Liabilities:
Payables:
Investment securities purchased	253,009
Fund shares redeemed	45,388
Advisory fees	17,596
Shareholder servicing fees (Note 7)	3,591
Distribution fees - Class A & Class C (Note 6)	244
Variation margin payable	244,634
Transfer agent fees and expenses	10,282
Auditing fees	9,161
Fund accounting fees	7,373
Fund administration fees	6,265
Unrealized depreciation on futures contracts	5,663
Custody fees	5,328
Chief Compliance Officer fees	2,055
Trustees' fees and expenses	825
Accrued other expenses	1,086
Total liabilities	612,500

Net Assets	$42,157,131

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$44,191,799
Accumulated net investment income	5,084
Accumulated net realized gain on investments and futures contracts	39,662
Net unrealized appreciation/(depreciation) on:
Investments	(2,324,048)
Futures contracts	244,634
Net Assets	$42,157,131

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,487,267
Shares of beneficial interest issued and outstanding	155,374
Redemption price[1]	$9.57
Maximum sales charge (5.75% of offering price)[2]	0.58
Maximum offering price to public	$10.15

Class C Shares:
Net assets applicable to shares outstanding	$39,235
Shares of beneficial interest issued and outstanding	4,100
Redemption price[1]	$9.57

Institutional Class Shares:
Net assets applicable to shares outstanding	$40,630,629
Shares of beneficial interest issued and outstanding	4,245,324
Redemption price	$9.57

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$869,324
Interest	67
Total investment income	869,391

Expenses:
Advisory fees	154,764
Registration fees	23,952
Fund administration fees	23,445
Transfer agent fees and expenses	22,968
Offering Costs	18,895
Fund accounting fees	17,177
Auditing fees	9,160
Custody fees	7,401
Legal fees	7,076
Shareholder servicing fees (Note 7)	6,985
Chief Compliance Officer fees	6,762
Shareholder reporting fees	4,216
Trustees' fees and expenses	3,371
Miscellaneous	2,822
Distribution fees - Class A (Note 6)	533
Insurance fees	494
Distribution fees - Class C (Note 6)	66
Total expenses	310,087
Advisory fees waived	(119,692)
Net expenses	190,395
Net investment income	678,996

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(113,117)
Futures contracts	247,170
Net realized gain	134,053
Net change in unrealized appreciation/depreciation on:
Investments	(2,446,697)
Futures contracts	244,483
Net change in unrealized appreciation/depreciation	(2,202,214)
Net realized and unrealized loss on investments and
futures contracts	(2,068,161)

Net Decrease in Net Assets from Operations	$(1,389,165)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period September 30, 2014* through December, 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$678,996	$89,415
Net realized gain (loss) on investments and futures contracts	134,053	(94,391)
Net change in unrealized appreciation/depreciation on investments and
futures contracts	(2,202,214)	122,800
Net increase (decrease) in net assets resulting from operations	(1,389,165)	117,824

Distributions to Shareholders:
From net investment income:
Class A	(8,852)	(57)
Class C	(275)	(48)
Institutional Class	(664,785)	(98,761)
Total distributions to shareholders	(673,912)	(98,866)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,525,626	5,000
Class C	35,000	5,000
Institutional Class	41,284,436	10,240,411
Reinvestment of distributions:
Class A	8,006	57
Class C	275	48
Institutional Class	28,143	423
Cost of shares redeemed:
Institutional Class	(8,821,467)	(109,708)
Net increase in net assets from capital transactions	34,060,019	10,141,231

Total increase in net assets	31,996,942	10,160,189

Net Assets:
Beginning of period	10,160,189	-
End of period	$42,157,131	$10,160,189

Accumulated net investment income	$5,084	$-

Capital Share Transactions:
Shares sold:
Class A	154,051	500
Class C	3,567	500
Institutional Class	4,106,102	1,023,151
Shares reinvested:
Class A	817	6
Class C	28	5
Institutional Class	2,848	42
Shares redeemed:
Institutional Class	(875,780)	(11,039)
Net increase in capital share transactions	3,391,633	1,013,165

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period September 30, 2014* through December, 31, 2014
Net asset value, beginning of period	$10.03		$10.00
Income from Investment Operations:
Net investment income[1,2]	0.22		0.11
Net realized and unrealized gain (loss) on investments	(0.46)		0.03
Total from investment operations	(0.24)		0.14

Less Distributions:
From net investment income	(0.22)		(0.11)

Net asset value, end of period	$9.57		$10.03

Total return[3]	(2.42)%	[5]	1.44%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,487		$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.45%	[6]	6.27%	[6]
After fees waived and expenses absorbed[4]	1.60%	[6]	1.60%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.73%	[6]	(0.23)%	[6]
After fees waived and expenses absorbed[2]	4.58%	[6]	4.44%	[6]

Portfolio turnover rate	40%	[5]	19%	[5]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period September 30, 2014* through December, 31, 2014
Net asset value, beginning of period	$10.03		$10.00
Income from Investment Operations:
Net investment income[1,2]	0.19		0.09
Net realized and unrealized gain (loss) on investments	(0.46)		0.04
Total from investment operations	(0.27)		0.13

Less Distributions:
From net investment income	(0.19)		(0.10)

Net asset value, end of period	$9.57		$10.03

Total return[3]	(2.77)%	[5]	1.27%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39		$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	3.20%	[6]	7.02%	[6]
After fees waived and expenses absorbed[4]	2.35%	[6]	2.35%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	2.98%	[6]	(0.98)%	[6]
After fees waived and expenses absorbed[2]	3.83%	[6]	3.69%	[6]

Portfolio turnover rate	40%	[5]	19%	[5]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period September 30, 2014* through December, 31, 2014
Net asset value, beginning of period	$10.03		$10.00
Income from Investment Operations:
Net investment income[1,2]	0.24		0.12
Net realized and unrealized gain (loss) on investments	(0.46)		0.03
Total from investment operations	(0.22)		0.15

Less Distributions:
From net investment income	(0.24)		(0.12)

Net asset value, end of period	$9.57		$10.03

Total return[3]	(2.31)%	[5]	1.52%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,631		$10,150

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.20%	[6]	6.02%	[6]
After fees waived and expenses absorbed[4]	1.35%	[6]	1.35%	[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	3.98%	[6]	0.02%	[6]
After fees waived and expenses absorbed[2]	4.83%	[6]	4.69%	[6]

Portfolio turnover rate	40%	[5]	19%	[5]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
The Robinson Tax Advantaged Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.  The Fund commenced investment operations on September 30, 2014, with three classes of shares: Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds
The Fund invests in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Fund will invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(d) Municipal Bonds Risk
The underlying closed-end funds in which the Fund invests will invest primarily in municipal bonds.  Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest.  Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds.  If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in short positions on U.S. Treasury Futures contracts.  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written.  The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

(g) Distributions to Shareholders
The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively.  This agreement is in effect until April 30, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $119,692.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2015, the amount of these potentially recoverable expenses was $208,801.  The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

2017	$89,109
2018	119,692

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2015 are reported on the Statement of Operations.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$43,558,230
Gross unrealized appreciation	$8,565
Gross unrealized depreciation	(2,422,100)
Net unrealized depreciation on investments	$(2,413,535)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2014 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(94,240)
Unrealized appreciation on investments	122,649
Total accumulated earnings	$28,409

The tax character of distribution paid during the fiscal year ended December 31, 2014 was as follows:

Distribution paid from:	2014
Tax exempt income	$98,866
Ordinary income	-
Long-term capital gains	-
Total distributions paid	$98,866

As of December 31, 2014, the Fund had a long-term capital loss carryforward of $32,857, which does not expire.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of December 31, 2014, the fund had post-October losses of $61,382, which are deferred until fiscal year 2015 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 5 – Investment Transactions
For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term investments, were $44,369,192 and $11,132,101, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor.  In addition, HRC may receive sales charges from the Fund’s distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor. For the six months ended June 30, 2015, HRC did not receive any sales charges or distribution fees pursuant to the wholesaling agreement.

For the six months ended June 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$40,571,574	$-	$-	$40,571,574
Short-Term Investments	573,121	-	-	573,121
Total Investments	$41,144,695	$-	$-	$41,144,695
Other Financial Instruments*
Futures Contracts	$250,297	$-	$-	$250,297
Total Assets	$41,394,992	$-	$-	$41,394,992

Liabilities
Other Financial Instruments*
Futures Contracts	$5,663	$-	$-	$5,663
Total Liabilities	$5,663	$-	$-	$5,663

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Robinson Tax Advantaged Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the six months ended June 30, 2015.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2015 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Interest rate contracts	Unrealized appreciation/depreciation on open futures contracts	$250,297	$5,663
Total		$250,297	$5,663

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Interest rate contracts	$247,170	$247,170

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Interest rate contracts	$244,483	$244,483

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Robinson Tax Advantaged Income Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/15	6/30/15	1/1/15 – 6/30/15
Class A	Actual Performance	$1,000.00	$975.80	$7.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.88	7.98
Class C	Actual Performance	1,000.00	972.30	11.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.14	11.74
Institutional Class	Actual Performance	1,000.00	976.90	6.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.11	6.75

*	Expenses are equal to the Fund’s annualized expense ratios of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Robinson Tax Advantaged Income Fund
a series of Investment Managers Series Trust

Investment Advisor
 Liberty Street Advisors, Inc.
14 Wall Street, Suite 3A
New York, NY 10005

Investment Sub-Advisor
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Pointe Farms, Michigan 48236

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
   www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303

Privacy Principles of the Robinson Tax Advantaged Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Tax Advantaged Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Robinson Tax Advantaged Income Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	9/08/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	9/08/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	9/08/15